FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2009

Check here if Amendment [ ] ;  Amendment Number:

 This Amendment (Check one only):           [ ]  is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Hemberger
Title:   Chief Compliance Officer
Phone:   (212) 584-2367

Signature, Place, and Date of Signing:

/s/ Matthew Hemberger       New York, New York              4/6/2009
    [Signature]             [City, State]                   [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             44

Form 13F Information Table Value Total:    $   127,038
                                           (thousands)


List of Other Included Managers:

                                      NONE

COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
--------                          --------     --------   --------    ------------------    --------    -------- ------------------
                                                          FAIR
                                                          MARKET     SHARES OR
                                  TITLE OF     CUSIP      VALUE      PRINCIPAL  SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS        NUMBER     (000'S)    AMOUNT     PRN  CALL   DISCRETION  MANAGERS SOLE  SHARED  NONE
----------------------------      -----        --------   --------   -------     --- -----  ----------  -------- -----  ------  ----
OPENTV CORP                       CL A         G67543101       10        6460 SH                SOLE              6460
AMERICAN BANCORP NJ INC           COM          02407E104      997      105481 SH                SOLE              105481
BENJAMIN FRANKLIN BANCORP IN      COM          082073107     2354      270500 SH                SOLE              270500
CF INDS HLDGS INC                 COM          125269100     4060       57084 SH                SOLE              57084
CF INDS HLDGS INC                 COM          125269100       18          50 SH     CALL       SOLE              50
CF INDS HLDGS INC                 COM          125269100       66         695 SH     PUT        SOLE              695
CV THERAPEUTICS                   COM          126667104     8725      438904 SH                SOLE              438904
CENTENNIAL COMMUNCTNS CORP N      CL A NEW     15133V208     7069      855868 SH                SOLE              855868
CITIGROUP INC                     COM          172967101     3949       13318 SH     PUT        SOLE              13318
COMPASS MINERALS INTL INC         COM          20451N101      647       11484 SH                SOLE              11484
COX RADIO INC                     CL A         224051102      263       64057 SH                SOLE              64057
CUBIST PHARMACEUTICALS INC        COM          229899109       44         248 SH     CALL       SOLE              248
CUBIST PHARMACEUTICALS INC        COM          229899109       15         300 SH     CALL       SOLE              300
EMAGEON INC                       COM          29076V109     1296      711891 SH                SOLE              711891
EMBARQ CORP                       COM          29078E105    11861      313370 SH                SOLE              313370
GOLDLEAF FINANCIAL SOLUTIONS      COM NEW      38144H208      584      778200 SH                SOLE              778200
HEARST-ARGYLE TELEVISION INC      COM          422317107      105       25146 SH                SOLE              25146
HI / FN INC                       COM          428358105     2824      713024 SH                SOLE              713024
HUMANA INC                        COM          444859102      128        4900 SH                SOLE              4900
I2 TECHNOLOGIES INC               COM NEW      465754208       25        3119 SH                SOLE              3119
LIVE NATION INC                   COM          538034109       67       25000 SH                SOLE              25000
M & T BK CORP                     COM          55261F104     3055       67533 SH                SOLE              67533
M & T BK CORP                     COM          55261F104       47          99 SH     PUT        SOLE              99
M & T BK CORP                     COM          55261F104      671         497 SH     PUT        SOLE              497
MAGELLAN MIDSTREAM HLDGS LP       COM LP INTS  55907R108     3741      213787 SH                SOLE              213787
NOVA CHEMICALS CORP               COM          66977W109     2283      396274 SH                SOLE              396274
NOVA CHEMICALS CORP               COM          66977W109       12        1190 SH     PUT        SOLE              1190
NOVA CHEMICALS CORP               COM          66977W109        8         432 SH     PUT        SOLE              432
PROVIDENT BANKSHARES CORP         COM          743859100     9053     1284100 SH                SOLE              1284100
REPUBLIC FIRST BANCORP INC        COM          760416107     1348      192757 SH                SOLE              192757
ROHM & HAAS CO                    COM          775371107    23797      301844 SH                SOLE              301844
ROHM & HAAS CO                    COM          775371107      191         101 SH     CALL       SOLE              101
ROHM & HAAS CO                    COM          775371107       13        2503 SH     PUT        SOLE              2503
SCHERING PLOUGH CORP              COM          806605101    11609      492968 SH                SOLE              492968
SCHERING PLOUGH CORP              COM          806605101       38          99 SH     CALL       SOLE              99
SCHERING PLOUGH CORP              COM          806605101        1          99 SH     PUT        SOLE              99
SELECTICA INC                     COM          816288104      249      606676 SH                SOLE              606676
SIRF TECHNOLOGY HLDGS INC         COM          82967H101     4800     2087142 SH                SOLE              2087142
SUN MICROSYSTEMS INC              COM NEW      866810203      327       44726 SH                SOLE              44726
SUN MICROSYSTEMS INC              COM NEW      866810203       51         396 SH     PUT        SOLE              396
TECHTEAM GLOBAL INC               COM          878311109       25        5085 SH                SOLE              5085
THINKORSWIM GROUP INC             COM          88409C105    11090     1283543 SH                SOLE              1283543
WYETH                             COM          983024100     9520      221196 SH                SOLE              221196
WYETH                             COM          983024100        2         198 SH     PUT        SOLE              198

                                                           127038

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